UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-604



                     Washington Mutual Investors Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (202) 842-5665

                    Date of fiscal year end: April 30, 2004

                   Date of reporting period: October 31, 2003




                              Howard L. Kitzmiller
                                    Secretary
                     Washington Mutual Investors Fund, Inc.
                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                     (name and address of agent for service)

                       ----------------------------------

                                   Copies to:
                            JOHN JUDE O'DONNELL, Esq.
                  THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
                      1212 New York Avenue, Suite 1000, N.W.
                             Washington, D.C. 20005
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

Semi-Annual report dated October 31, 2003



(picture Washington Monument)
(American Funds Logo)
The right choice for the long term(R)

Washington Mutual Investors Fund

Semi-annual report for the six months ended October 31, 2003

Washington Mutual Investors Fund (SM) seeks to provide income and growth of principal through investments in quality common stocks.

This Fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2003 (the most recent calendar quarter):

     Class A shares                            1 year    5 years  10 years
     Reflecting 5.75% maximum sales charge
          Average annual total return          +13.64%    +2.72%   +10.52%
          Cumulative total return              +13.64%   +14.36%  +171.84%

Results for other share classes can be found on page 28. For the most current investment results, please refer to americanfunds.com. Please see the inside back cover for important information about other share classes.

Figures shown are past results and are not predictive of future results. Share price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.

Fellow shareholders:
Spurred by a meaningful recovery in the U.S. economy, stocks rose sharply in the six months ended October 31, 2003. Washington Mutual Investors Fund participated in the rally, posting a total return of 14.4%, with dividends reinvested. The Fund_s result trailed the 15.6% total return of the unmanaged Standard & Poor's 500 Composite Index, a broad measure of the U.S. stock market. For the past 12 months, your Fund's total return, with dividends reinvested, was 20.3%, just slightly below the 20.8% return of the S&P 500.

The technology-heavy NASDAQ Composite Index recorded a gain of 32.0%, more than double that of the S&P 500, over the past six months. Technology and Internet stocks, few of which pay dividends, led the market surge during this time period, outpacing the dividend-paying large companies in which your Fund invests. Often in past market cycles, the companies that have led the market to its peak, and then have fallen the most, have excelled in the initial stage of the subsequent stock market recovery. Smaller companies, which often suffer disproportionate declines in a bear market, also tend to be market leaders early in a market rebound. Given this environment, we are pleased with Washington Mutual's recent results.

Over longer periods, your Fund's adherence to strict investment standards, coupled with experienced management, has produced above-average returns. For the five years ended October 31, Washington Mutual had an average annual total return of 3.7%, compared with 0.5% for the S&P 500. Over the 10 years ended October 31, Washington Mutual posted an average annual total return of 11.7%, outpacing the S&P 500, which gained an average of 10.4% annually.

In the third quarter ended September 30, 2003, the U.S. economy experienced its best quarterly growth rate in nearly two decades -- an annualized 8.2% increase in gross domestic product. That followed an annualized increase of 3.3% in the second quarter ended June 30. The third quarter boom was fueled by tax reductions from The Jobs & Growth Tax Relief Reconciliation Act of 2003 signed on May 28, a high level of mortgage refinancing and a surge in consumer optimism after the toppling of the Iraqi government. Many economists doubt, however, that this extraordinary increase in the gross domestic product can be maintained in the fourth quarter.

The reduction in the federal tax rate on qualified dividend income to 15%, enacted in late May, has encouraged many companies to re-evaluate their dividend policies. As of October 31, 368 S&P 500 companies paid dividends, up from 351 at the end of 2002. Encouragingly, about 29% of the companies in Washington Mutual's portfolio increased their dividends during the past six months, and we anticipate that all of the Fund's income dividends will qualify at the 15% rate.

Since our last report to you six months ago, six new companies have appeared in the Fund's portfolio: Apache, Avery Dennison, Comerica, General Dynamics, Procter & Gamble and XL Capital. During the same period, six companies have been eliminated: Dollar General, Dow Chemical, Kerr-McGee, Rockwell Automation, Sanmina-SCI and SunTrust Banks.

On September 18, the Fund's Board of Directors elected R. Clark Hooper an independent director of the Fund. Ms. Hooper recently retired from the position of Executive Vice President of Regulatory Policy and Oversight for the National Association of Securities Dealers, Inc. (NASD). She had been employed by the NASD for 32 years.

The number of Washington Mutual shareholders has grown steadily over the years. Increased use of the Fund's shares in retirement accounts and the CollegeAmerica
Section 529 college savings plan has contributed to the Fund's growth in shareholders. As of October 31, 2003, the Fund had more than 3 million shareholder accounts.

We welcome our new shareholders who have joined us in the past six months and thank our long-time shareholders for their support.

Cordially,

(signature)              (signature)                  (signature)

James H. Lemon, Jr.,     Harry J. Lister,             Jeffrey L. Steele,
Chairman of the Board    Vice Chairman of the Board   President of the Fund

December 12, 2003

As reported in the press, instances of excessive short-term trading and illegal "late trading" (trading after 4 p.m. Eastern time) have been discovered at a number of different fund companies. In several of those cases, fund personnel engaged in or permitted these activities in clear violation of regulatory requirements and strict internal policies. This sort of conduct is unethical and detrimental to long-term shareholders. We will not tolerate it at American Funds. Although it is often difficult to detect and prevent abusive trading practices, we are committed to taking action to combat this harmful activity wherever we find it.

Investment portfolio October 31, 2003 unaudited

                           Percent of                              Percent of
Five largest industries    net assets     Ten largest holdings     net assets

Commercial banks              9.70%       J.P. Morgan Chase           3.73%
Pharmaceuticals               8.60        ChevronTexaco               3.24
Oil & gas                     7.57        Bristol-Myers Squibb        2.52
Electric utilities            7.08        Eli Lilly                   2.45
Diversified telecommunication             Wells Fargo                 2.04
  services                    5.91        General Electric             .97
                                          Pfizer                      1.86
                                          General Motors              1.86
                                          Fannie Mae                  1.71
                                          Bank of America             1.67

                                                                Market   Percent
Equity securities 96.06%                      Shares or          value    of net
(common stocks and convertible securities)       amount          (000)    assets

  Energy 7.83%

  Energy equipment & services .26%
  Halliburton Co.                              3,700,000  $      88,356     .15%
  Schlumberger Ltd.                            1,400,000         65,758     .11
                                                                154,114     .26
  Oil & gas 7.57%

  Apache Corp.                                 2,000,000        139,440     .24
  Ashland Inc.                                 3,680,000        137,043     .23
  ChevronTexaco Corp.                         25,493,500      1,894,167    3.24
  ConocoPhillips                              10,107,750        577,658     .99
  EOG Resources, Inc.                            925,000         38,979     .07
  Exxon Mobil Corp.                           24,563,000        898,515    1.54
  Marathon Oil Corp.                          11,700,000        345,969     .59
  Sunoco, Inc.                                 2,750,000        120,340     .20
  Unocal Corp.                                 8,696,500        275,505     .47
                                                              4,427,616    7.57
                                                              4,581,730    7.83

  Materials 5.09%

  Chemicals .94%
  Air Products and Chemicals, Inc.             7,350,000        333,763     .57
  Crompton Corp.                               5,800,001         31,088     .05
  PPG Industries, Inc.                         3,200,000        184,480     .32
                                                                549,331     .94
  Containers & packaging .14%
  Temple-Inland Inc.                           1,550,000         83,746     .14



Metals & mining 1.21% Alcoa Inc.              13,650,000  $     430,930     .74%
Newmont Mining Corp.                           6,250,000        273,625     .47
                                                                704,555    1.21
Paper & forest products 2.80%
International Paper Co.                       20,700,000        814,545    1.39
MeadWestvaco Corp.                             7,750,000        200,880     .34
Weyerhaeuser Co.                              10,350,000        623,380    1.07
                                                              1,638,805    2.80
                                                              2,976,437    5.09

Capital goods 7.90%

Aerospace & defense 3.39% Boeing Co.          11,700,000        450,333     .77
General Dynamics Corp.                         2,425,000        202,972     .35
Honeywell International Inc.                  10,000,000        306,100     .52
Lockheed Martin Corp.                          1,000,000         46,360     .08
Northrop Grumman Corp.                         4,635,000        414,369    \
Northrop Grumman Corp. 7.25%                                                .73
  convertible preferred 2004                     140,000  units  14,126    /
Raytheon Co.                                   6,400,000        169,472     .29
United Technologies Corp.                      4,492,100        380,436     .65
                                                              1,984,168    3.39
Construction & engineering .22%
Fluor Corp.                                    3,536,500        131,133     .22

Electrical equipment .51%
Emerson Electric Co.                           5,200,000        295,100     .51

Industrial conglomerates 2.36%
General Electric Co.                          39,650,000      1,150,246    1.97
Tyco International Ltd.                       10,825,000        226,026     .39
                                                              1,376,272    2.36

Machinery 1.42%
Caterpillar Inc.                               1,225,000         89,768     .15
Deere & Co.                                    4,580,300        277,658     .48
Dover Corp.                                    2,000,000         78,040     .13
Eaton Corp.                                    1,012,900        101,533     .17
Illinois Tool Works Inc.                       1,840,000        135,332     .23
Ingersoll-Rand Co. Ltd.,  Class A              1,700,000        102,680     .18
Pall Corp.                                     2,000,000         46,800     .08
                                                                831,811    1.42
                                                              4,618,484    7.90

Commercial services & supplies 1.23%

  Commercial services & supplies 1.23%
  Avery Dennison Corp.                         1,000,000  $      52,580     .09%
  Deluxe Corp.                                 2,200,000         88,814     .15
  IKON Office Solutions, Inc.                  6,400,000         53,760     .09
  Pitney Bowes Inc.                           10,344,900        425,175     .73
  ServiceMaster Co.                            8,500,000         97,495     .17
                                                                717,824    1.23

  Transportation .60%

  Airlines .25%
  Southwest Airlines Co.                       7,500,000        145,500     .25

  Road & rail .35%
  Burlington Northern Santa Fe Corp.           4,000,000        115,760     .20
  Union Pacific Corp.                          1,400,000         87,640     .15
                                                                203,400     .35
                                                                348,900     .60

  Automobiles & components 1.95%

  Auto components .09%
  Dana Corp.                                   3,200,000         52,096     .09

  Automobiles 1.86%
  General Motors Corp.                        24,113,400     1,028,919    \
  General Motors Corp., Series B, 5.25%                                    1.86
    convertible debentures 2032                2,442,000         56,557   /
                                                              1,085,476    1.86
                                                              1,137,572    1.95

  Consumer durables & apparel 1.07%

  Household durables .47%
  Newell Rubbermaid Inc.                       6,000,000        136,800     .23
  Stanley Works                                4,200,000        140,028     .24
                                                                276,828     .47
  Textiles, apparel & luxury goods .60%
  NIKE, Inc., Class B                          2,943,700        188,103     .32
  VF Corp.                                     3,800,000        161,310     .28
                                                                349,413     .60
                                                                626,241    1.07

  Hotels, restaurants & leisure .94%

  Hotels, restaurants & leisure .94%
  Carnival Corp., units                        8,650,000  $     301,971     .51%
  McDonald's Corp.                            10,000,000        250,100     .43
                                                                552,071     .94

  Media 1.10%

  Media 1.10%
  Dow Jones & Co., Inc.                        1,900,000         98,743     .17
  Gannett Co., Inc.                              800,000         67,288     .11
  Interpublic Group of Companies, Inc.        11,681,000        173,813     .30
  Knight-Ridder, Inc.                          1,100,000         80,652     .14
  Time Warner Inc. (formerly AOL Time
    Warner Inc.)*                             14,600,000        223,234     .38
                                                                643,730    1.10

  Retailing 4.89%

  Distributors .47%
  Genuine Parts Co.                            8,605,800        273,837     .47

  Multiline retail 1.40%

  May Department Stores Co.                   13,865,000        387,665     .66
  Target Corp.                                10,900,000        433,166     .74
                                                                820,831    1.40
  Specialty retail 3.02%
  Gap, Inc.                                    2,000,000         38,160    \
                                                                            .12
  Gap, Inc. 5.75% convertible notes 2009     $25,000,000         33,344    /
  Limited Brands, Inc.                        22,000,000        387,200     .66
  Lowe's Companies, Inc.                      15,000,000        883,950    1.51
  TJX Companies, Inc.                         20,250,000        425,047     .73
                                                              1,767,701    3.02
                                                              2,862,369    4.89

  Food & staples retailing 1.47%

  Food & staples retailing 1.47%

  Albertson's, Inc.                           19,906,750       403,908      .69
  Walgreen Co.                                13,025,000        453,530     .78
                                                                857,438    1.47

  Food & beverage 4.81%

  Beverages .93%
  Coca-Cola Co.                                6,075,000        281,880     .49
  PepsiCo, Inc.                                5,400,000        258,228     .44
                                                                540,108     .93

Food products 3.88%
  ConAgra Foods, Inc.                         14,000,000  $     333,760     .57%
  General Mills, Inc.                          9,400,000        421,590     .72
  H.J. Heinz Co.                              14,950,000        528,183     .90
  Kellogg Co.                                  7,200,000        238,536     .41
  Sara Lee Corp.                              29,300,000        583,949    1.00
  Unilever NV (New York registered)            2,800,000        164,220     .28
                                                              2,270,238    3.88
                                                              2,810,346    4.81

  Household & personal products 2.37%

  Household products 1.33%

  Kimberly-Clark Corp.                        13,003,100        686,694    1.18
  Procter & Gamble Co.                           900,000         88,461     .15
                                                                775,155    1.33
  Personal products 1.04%
  Avon Products, Inc.                          8,950,000        608,242    1.04
                                                              1,383,397    2.37
  Health care equipment & services 1.51%

  Health care equipment & supplies .55%
  Applera Corp. _ Applied Biosystems Group     8,733,000        201,558     .35
  Becton, Dickinson and Co.                    3,250,000        118,820     .20
                                                                320,378     .55
  Health care providers & services .96%
  Aetna Inc.                                   1,250,000         71,763     .12
  Cardinal Health, Inc.                        4,975,000        295,217     .51
  CIGNA Corp.                                  3,425,000        195,396     .33
                                                                562,376     .96
                                                                882,754    1.51

  Pharmaceuticals & biotechnology 8.60%

  Pharmaceuticals 8.60%

  Abbott Laboratories                          8,450,000        360,139     .62
  Bristol-Myers Squibb Co.                    58,050,000      1,472,729    2.52
  Eli Lilly and Co.                           21,550,000      1,435,661    2.45
  Johnson & Johnson                            2,900,000        145,957     .25
  Merck & Co., Inc.                            8,300,000        367,275     .63
  Pfizer Inc                                  34,445,000      1,088,462    1.86
  Schering-Plough Corp.                        4,560,800         69,643     .12
  Wyeth                                        2,000,000         88,280     .15
                                                              5,028,146    8.60

Banks 12.98%

  Commercial banks 9.70%
  Bank of America Corp.                       12,870,000  $     974,645    1.67%
  BANK ONE CORP.                               8,593,000        364,773     .62
  Comerica Inc.                                4,900,000        252,252     .43
  FleetBoston Financial Corp.                 21,740,000        878,079    1.50
  HSBC Holdings PLC (ADR)                     10,272,000        771,119    1.32
  KeyCorp                                      3,000,000         84,750     .14
  National City Corp.                          2,800,000         91,448     .16
  PNC Financial Services Group, Inc.           7,100,000        380,347     .65
  Wachovia Corp.                              14,870,000        682,087    1.17
  Wells Fargo & Co.                           21,135,800      1,190,368    2.04
                                                              5,669,868    9.70

  Thrifts & mortgage finance 3.28%

  Fannie Mae                                  13,925,000        998,283    1.71
  Freddie Mac                                  8,705,000        488,612     .83
  Washington Mutual, Inc.                      9,850,000        430,938     .74
                                                              1,917,833    3.28
                                                              7,587,701   12.98

  Diversified financials 5.17%

  Capital markets 4.38%

  Bank of New York Co., Inc.                  12,289,200        383,300     .65
  J.P. Morgan Chase & Co.                     60,735,000      2,180,387    3.73
                                                              2,563,687    4.38

  Consumer finance .28%

  American Express Co.                         1,750,000         82,128     .14
  SLM Corp.                                    2,100,000         82,236     .14
                                                                164,364     .28

  Diversified financial services .51%

  Citigroup Inc.                               6,255,000        296,487     .51
                                                              3,024,538    5.17

  Insurance 5.13%

  Insurance 5.13%

  Allstate Corp.                              14,268,300        563,598     .96
  American International Group, Inc.          11,400,000        693,462    1.19
  Aon Corp.                                    9,900,000        216,810     .37
  Hartford Financial Services Group, Inc.      3,025,000        166,073     .29
  Jefferson-Pilot Corp.                        5,925,000        282,860     .48
  Lincoln National Corp.                       8,050,000        321,437     .55
  Marsh & McLennan Companies, Inc.             6,000,000        256,500     .44
  St. Paul Companies, Inc.                     8,398,800        320,246     .55
  XL Capital Ltd., Class A                     2,550,000        177,225     .30
                                                              2,998,211    5.13

Software & services 1.83%

  IT services 1.30%

  Automated Data Processing, Inc.              9,700,000  $     366,078     .62%
  Electronic Data Systems Corp.               15,400,000        330,330    \
  Electronic Data Systems Corp. 7.625%                                      .68
    FELINE PRIDES 2004                         3,220,000  units  66,493    /
                                                                762,901    1.30
  Software .53%

  Microsoft Corp.                             10,400,000        271,960     .47
  Oracle Corp.*                                3,000,000         35,880     .06
                                                                307,840     .53
                                                              1,070,741    1.83

  Technology hardware & equipment 3.08%

  Communications equipment .45%

  Cisco Systems, Inc.*                         4,568,600         95,849     .17
  Motorola, Inc.                              12,100,000        163,713     .28
                                                                259,562     .45
  Computers & peripherals 2.63%

  Dell Inc. (formerly Dell Computer Corp.)*    1,600,000        57,792      .10
  EMC Corp.*                                  10,501,000        145,334     .25
  Hewlett-Packard Co.                         31,525,000        703,323    1.20
  International Business Machines Corp.        5,875,000        525,695     .90
  Sun Microsystems, Inc.*                     27,000,000        106,920     .18
                                                              1,539,064    2.63
                                                              1,798,626    3.08

  Semiconductors & semiconductor equipment .98%

  Semiconductors & semiconductor equipment .98%

  Applied Materials, Inc.*                    8,500,000         198,645     .34
  Intel Corp.                                  2,500,000        82,625      .14
  Linear Technology Corp.                        500,000        21,305      .04
  Texas Instruments Inc.                       8,335,300        241,057     .41
  Xilinx, Inc.*                                1,000,000        31,700      .05
                                                                575,332     .98

  Telecommunication services 5.91%

  Diversified telecommunication services 5.91%

  ALLTEL Corp.                                7,884,100         372,681    \
                                                                            .76
  ALLTEL Corp. 7.75% 2005                      1,500,000  units  73,500    /
  AT&T Corp.                                  30,579,599             568,475 .97
  CenturyTel, Inc. 6.875% ACES 2005              575,000  units  16,290     .03
  SBC Communications Inc.                     38,800,000        930,424    1.59
  Sprint Corp. _ FON Group                    44,708,400        715,334    1.23
  Verizon Communications Inc.                 23,150,000        777,840    1.33
                                                              3,454,544    5.91

Utilities 8.45%

  Electric utilities 7.08%

  Ameren Corp.                                 2,300,000  $     102,695    \
  Ameren Corp. 9.75% ACES convertible                                       .21%
    preferred 2005                               760,000  units  21,812    /
  American Electric Power Co., Inc.           16,841,300        474,756     .81
  Consolidated Edison, Inc.                    4,600,000        186,162     .32
  Dominion Resources, Inc.                     8,870,000       546,392      .94
  DTE Energy Co.                               3,550,000        130,924     .22
  Exelon Corp.                                 2,500,000        158,625     .27
  FirstEnergy Corp.                           10,383,635        357,093     .61
  FPL Group, Inc.                              6,000,000        382,440     .65
  PPL Corp.                                    2,000,000         79,840     .14
  Progress Energy, Inc.                       11,125,418        479,506     .82
  Public Service Enterprise Group Inc.         7,600,000        310,612     .53
  Puget Sound Energy, Inc.                    3,800,000         86,374      .15
  Southern Co.                                13,000,000        387,400     .66
  TECO Energy, Inc.                           1,000,000         13,130      .02
  TXU Corp.                                    8,000,000        182,560    \
                                                                            .36
  TXU Corp. 8.125% FELINE PRIDES 2006            800,000  units  26,504    /
  Xcel Energy Inc.                           13,000,000         213,200     .37
                                                              4,140,025    7.08

  Gas utilities .17%

  NiSource Inc.                                4,900,000        101,479     .17

  Multi-utilities & unregulated power 1.20%

  Constellation Energy Group, Inc.             7,150,000        260,046     .45
  Duke Energy Corp.                           20,039,100        363,710     .62
  Williams Companies, Inc.                     7,500,000         76,500     .13
                                                                700,256    1.20
                                                              4,941,760    8.45

  Miscellaneous 1.17%

  Miscellaneous 1.17%

  Other equity securities in initial
    period of acquisition                                       686,425    1.17

  Total equity securities (cost: $49,143,118,000)            56,165,317   96.06

                                              Principal         Market   Percent
                                                 amount          value    of net
Short-term securities 3.77%                       (000)          (000)    assets

  U.S. Treasuries and other federal agencies 3.77%

  U.S. Treasuries and other federal agencies 3.77%

  Federal Home Loan Bank Discount Notes
    .98% - 1.06% due 11/6/2003 - 1/20/2004    $1,100,607   $  1,099,221    1.88%
  United States Treasury Bills .87% - .94%
    due 11/6/2003 - 1/29/2004                  1,109,153      1,107,982    1.89

  Total short-term securities
    (cost: $2,207,122,000)                                    2,207,203    3.77

  Total investment securities
    (cost: $51,350,240,000)                                  58,372,520   99.83

  Other assets less liabilities                                 100,526     .17

  Net assets                                                $58,473,046  100.00%


*Security did not produce income during the last 12 months.
ADR = American Depositary Receipts

See Notes to Financial Statements

Statement of assets and liabilities at October 31, 2003                unaudited

        (dollars and shares in thousands, except per-share amounts)
  Assets:
    Investment securities at market (cost: $51,350,240)              $58,372,520
    Cash                                                                     505
    Receivables for:
      Sales of investments                                $  43,550
      Sales of Fund's shares                                130,885
      Dividends and interest                                122,751      297,186
    Other assets                                                               6
                                                                      58,670,217

  Liabilities:
    Payables for:
      Purchases of investments                               96,338
      Repurchases of Fund's shares                           52,134
      Management services                                    13,584
      Services provided by affiliates                        33,845
      Deferred Directors' and Advisory Board compensation     1,161
      Other fees and expenses                                   109      197,171
  Net assets at October 31, 2003                                     $58,473,046

  Net assets consist of:
    Capital paid in on shares of capital stock                       $50,969,936
    Undistributed net investment income                                  148,607
    Undistributed net realized gain                                      332,223
    Net unrealized appreciation                                        7,022,280
  Net assets at October 31, 2003                                     $58,473,046

Total authorized capital stock - 4,000,000 shares, $.001 par value

                                                                       Net asset
                                                             Shares    value per
                                           Net assets   outstanding    share/1/

  Class A                                 $51,453,411     1,894,739       $27.16
  Class B                                   2,101,649        77,786        27.02
  Class C                                   1,826,499        67,700        26.98
  Class F                                   1,398,001        51,570        27.11
  Class 529-A                                 300,592        11,077        27.14
  Class 529-B                                  81,017         2,995        27.05
  Class 529-C                                 105,989         3,918        27.05
  Class 529-E                                  15,608           577        27.07
  Class 529-F                                   6,717           248        27.11
  Class R-1                                    12,544           464        27.06
  Class R-2                                   219,165         8,118        27.00
  Class R-3                                   507,523        18,753        27.06
  Class R-4                                   137,850         5,085        27.11
  Class R-5                                   306,481        11,287        27.15


/1/ Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $28.82 and $28.80, respectively.

See Notes to Financial Statements



Statement of operations
for the six months ended October 31, 2003                              unaudited
                                                          (dollars in thousands)

  Investment income:

    Income:
      Dividends (net of non-U.S. withholding
        tax of $1,921)                                    $763,411
      Interest                                              12,273   $   775,684

    Fees and expenses:

      Investment advisory services                          53,403
      Business management services                          23,249
      Distribution services                                 80,256
      Transfer agent services                               23,625
      Administrative services                                4,158
      Reports to shareholders                                1,185
      Registration statement and prospectus                  1,008
      Postage, stationery and supplies                       3,079
      Directors' and Advisory Board compensation               492
      Auditing and legal                                       138
      Custodian                                                200
      Other                                                     25
      Total expenses before reimbursement                  190,818
        Reimbursement of expenses                              135       190,683
    Net investment income                                                585,001

  Net realized gain and unrealized appreciation
    on investments:
    Net realized gain on investments                                     901,706
    Net unrealized appreciation on investments                         5,597,688
      Net realized gain and unrealized appreciation
        on investments                                                 6,499,394

  Net increase in net assets resulting from operations                $7,084,395

See Notes to Financial Statements

Statement of changes in net assets

                                                          (dollars in thousands)

                                                        Six months
                                                           ended      Year ended
                                                        October 31,    April 30,
                                                           2003*         2003
  Operations:
    Net investment income                             $    585,001  $  1,050,002
    Net realized gain on investments                       901,706        38,361
    Net unrealized appreciation (depreciation)
      on investments                                     5,597,688   (8,316,036)
      Net increase (decrease) in net assets resulting
        from operations                                  7,084,395   (7,227,673)

  Dividends and distributions paid to shareholders:
    Dividends from net investment income                 (547,524)   (1,028,729)
    Distributions from net realized gain on investment          --      (75,983)
      Total dividends and distributions
        paid to shareholders                             (547,524)   (1,104,712)

  Capital share transactions                             3,721,558     3,583,085

  Total increase (decrease) in net assets               10,258,429   (4,749,300)

  Net assets:
    Beginning of period                                 48,214,617    52,963,917
    End of period (including undistributed net
      investment income: $148,607 and $111,130,
      respectively)                                    $58,473,046   $48,214,617

*Unaudited

See Notes to Financial Statements

Notes to financial statements                                          unaudited

1. Organization and significant accounting policies

Organization -- Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund's investment objective is to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The Fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The Fund's share classes are described below:

               Initial
Share            sales          Contingent deferred sales
class           charge             charge upon redemption     Conversion feature

Classes A  Up to 5.75%        None (except 1% for certain                  None
and 529-A                  redemptions within one year of
                              purchase without an initial
                                            sales charge)

Classes B         None       Declines from 5% to zero for    Classes B and 529-B
and 529-B                    redemptions within six years   convert to classes A
                                              of purchase     and 529-A, respec-
                                                              tively after eight
                                                                           years

Class C           None        1% for redemptions within      Class C converts to
                                     one year of purchase       Class F after 10
                                                                           years

Class 529-C       None          1% for redemptions within                   None
                                     one year of purchase

Class 529-E       None                               None                   None

Classes F         None                               None                   None
and 529-F

Classes R-1,      None                               None                   None
R-2, R-3, R-4
and R-5
Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies -- The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund:

     Security valuation -- Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the Fund's Board of Directors.

     Security transactions and related investment income -- Security transactions are recorded by the Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     Class allocations -- Income, fees, and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     Dividends and distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Fund is not subject to income taxes to the extent such distributions are made.

Distributions -- Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; deferred expenses; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund. As of October 31, 2003, the cost of investment securities for Federal income tax purposes was $51,362,793,000.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                          (dollars in thousands)

Undistributed net investment income                                $     149,768
Accumulated short-term capital losses                                    (4,024)
Undistributed long-term capital gains                                    348,800
Gross unrealized appreciation on investment securities                10,471,918
Gross unrealized depreciation on investment securities               (3,462,191)

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Six months ended October 31, 2003

                 Distributions       Distributions
                      from net      from long-term               Total
                    investment             capital       distributions
Share class             income               gains                paid

Class A               $500,746                  --            $500,746
Class B                 12,703                  --              12,703
Class C                 10,146                  --              10,146
Class F                 11,756                  --              11,756
Class 529-A              2,591                  --               2,591
Class 529-B                415                  --                 415
Class 529-C                544                  --                 544
Class 529-E                110                  --                 110
Class 529-F                 44                  --                  44
Class R-1                   66                  --                  66
Class R-2                1,131                  --               1,131
Class R-3                3,050                  --               3,050
Class R-4                1,073                  --               1,073
Class R-5                3,149                  --               3,149
Total                 $547,524                  --            $547,524

Year ended April 30, 2003

                 Distributions       Distributions
                      from net      from long-term               Total
                    investment             capital       distributions
Share class /1/         income               gains                paid

Class A            $   969,924             $70,108          $1,040,032
Class B                 19,443               2,187              21,630
Class C                 13,864               1,631              15,495
Class F                 14,299               1,159              15,458
Class 529-A              2,929                 238               3,167
Class 529-B                496                  62                 558
Class 529-C                655                  81                 736
Class 529-E                103                  10                 113
Class 529-F                 18                   1                  19
Class R-1                   34                   3                  37
Class R-2                  547                  56                 603
Class R-3                  800                  72                 872
Class R-4                  288                  28                 316
Class R-5                5,329                 347               5,676

Total               $1,028,729             $75,983          $1,104,712


/1/ Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15,
2002.


3. Fees and transactions with related parties

Business management services -- The Fund has a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC provides services necessary to carry on the Fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, certain accounting and recordkeeping facilities, arrangements for and supervision of shareholder services, and Federal and state regulatory compliance. Under the agreement, all expenses chargeable to the Class A shares of the Fund, including compensation to the business manager, shall not exceed 1% of the average net assets of the Fund on an annual basis. The agreement provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 0.175% on the first $3 billion of daily net assets and decreasing to 0.040% of such assets in excess of $55 billion. For the six months ended October 31, 2003, the business management services fee was $23,249,000, which was equivalent to an annualized rate of 0.086% of average daily net assets. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), earned $306,000 on its retail sales of shares and distribution plans of the Fund and received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Fund.

Investment advisory services -- Capital Research and Management Company (CRMC), the Fund's investment adviser, is the parent company of American Funds Service Company (AFS), the Fund's transfer agent, and American Funds Distributors, Inc.
(AFD), the principal underwriter of the Fund's shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.225% on the first $3 billion of daily net assets and decreasing to 0.185% on such assets in excess of $55 billion. For the six months ended October 31, 2003, the investment advisory services fee was $53,403,000, which was equivalent to an annualized rate of 0.197% of average daily net assets.

Class-specific fees and expenses -- Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     Distribution services -- The Fund has adopted plans of distribution for all share classes, except for Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

     Share class       Currently approved limits       Plan limits

     Class A                      0.25%                    0.25%
     Class 529-A                  0.25                     0.50
     Classes B and 529-B          1.00                     1.00
     Classes C, 529-C and R-1     1.00                     1.00
     Class R-2                    0.75                     1.00
     Classes 529-E and R-3        0.50                     0.75
     Classes F, 529-F and R-4     0.25                     0.50

     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for distribution expenses.

     For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of October 31, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

     Transfer agent services -- The Fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below. Administrative services -- The Fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2 and R-3, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual admin-istrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the six months ended October 31, 2003, were as follows (dollars in thousands):

                                                   Administrative services

                                                                         Common-
                                                                       wealth of
                                              CRMC                      Virginia
                  Distri-  Transfer       adminis-       Transfer       adminis-
                   bution     agent        trative          agent        trative
Share class      services  services       services       services       services

Class A           $59,378   $22,642 Not applicable Not applicable Not applicable
Class B             9,225       983 Not applicable Not applicable Not applicable
Class C             7,637      |            $1,146        $   273 Not applicable
Class F             1,437      |               862            121 Not applicable
Class 529-A           159      |               188             20           $125
Class 529-B           338  Included             51             18             34
Class 529-C           440 in admin-             66             19             44
Class 529-E            32 istrative              9              1              2
Class 529-F             6  services              3            --*              6
Class R-1              49      |                 7              4 Not applicable
Class R-2             594      |               119            340 Not applicable
Class R-3             826      |               248            226 Not applicable
Class R-4             135      |                81              6 Not applicable
Class R-5  Not applicable      |               136              3 Not applicable

Total             $80,256   $23,625         $2,916         $1,031           $211

* Amount less than one thousand.

Deferred Directors' and Advisory Board compensation -- Since the adoption of the deferred compensation plan in 1994, Independent Directors and Advisory Board members may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other American Funds. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected Funds. Directors' and Advisory Board compensation in the accompanying financial statements includes $334,000 in current fees (either paid in cash or deferred) and a net increase of $158,000 in the value of the deferred amounts.

Affiliated officers and Directors -- WMC and JLC are both wholly owned subsidiaries of JLG. All the officers of the Fund and all of its Directors who are affiliated with JLG receive no compensation directly from the Fund in such capacities.

4. Capital share transactions

Capital share transactions in the Fund were as follows (dollars and shares in thousands):

Six months ended October 31, 2003
                                     Reinvestments
                                     of dividends
                    Sales<F1>      and distributions      Repurchases<F1>      Net increase
Share class      Amount    Shares      Amount    Shares      Amount    Shares       Amount   Shares
Class A       $3,915,940   151,164   $469,662  17,770  $(2,484,560)    (95,919)  $1,901,042   73,015
Class B          399,896    15,529     12,181     463      (68,095)     (2,645)     343,982   13,347
Class C          516,745    20,058      9,623     366      (93,323)     (3,626)     433,045   16,798
Class F          457,194    17,649     10,629     402     (104,188)     (4,003)     363,635   14,048
Class 529-A       74,263     2,865      2,591      98       (4,547)       (175)      72,307    2,788
Class 529-B       20,732       804        415      16         (715)        (28)      20,432      792
Class 529-C       27,914     1,081        544      21       (1,996)        (77)      26,462    1,025
Class 529-E        4,577       177        110       5         (133)         (5)       4,554      177
Class 529-F        3,346       129         44       2          (22)         (1)       3,368      130
Class R-1          5,248       203         66       2       (1,823)        (70)       3,491      135
Class R-2        124,929     4,861      1,131      43      (20,583)       (801)     105,477    4,103
Class R-3        388,785    15,192      3,048     115      (45,961)     (1,773)     345,872   13,534
Class R-4         68,360     2,663      1,073      40      (15,074)       (578)      54,359    2,125
Class R-5         57,440     2,221      3,063     116      (16,971)       (655)      43,532    1,682

Total net
increase
(decrease)    $6,065,369   234,596   $514,180  19,459  $(2,857,991)   (110,356)  $3,721,558  143,699

<F1> Includes exchanges between share classes of the Fund.

Year ended April 30, 2003
                                     Reinvestments
                                     of dividends
Share               Sales<F2>      and distributions      Repurchases<F2>      Net increase
class<F1>        Amount    Shares      Amount    Shares      Amount    Shares       Amount   Shares
Class A       $7,060,551   291,493  $ 973,429  40,929  $(7,098,673)   (296,696)   $ 935,307   35,726
Class B          792,895    32,647     20,726     880     (184,797)     (7,910)     628,824   25,617
Class C          809,481    33,465     14,733     629     (168,702)     (7,234)     655,512   26,860
Class F          696,571    28,917     14,070     599     (180,470)     (7,670)     530,171   21,846
Class 529-A      163,103     6,654      3,167     135       (5,308)       (228)     160,962    6,561
Class 529-B       45,053     1,846        559      24       (1,178)        (50)      44,434    1,820
Class 529-C       59,484     2,427        736      31       (2,082)        (90)      58,138    2,368
Class 529-E        9,228       379        113       5         (256)        (11)       9,085      373
Class 529-F        2,749       118         19       1          (27)         (1)       2,741      118
Class R-1          8,234       354         37       1         (598)        (26)       7,673      329
Class R-2        106,862     4,638        603      26      (14,832)       (649)      92,633    4,015
Class R-3        139,939     6,051        867      38      (19,854)       (870)     120,952    5,219
Class R-4         74,628     3,294        316      14       (7,707)       (348)      67,237    2,960
Class R-5        313,165    11,520      5,529     233      (49,278)     (2,148)     269,416    9,605

Total net
increase
(decrease)   $10,281,943   423,803 $1,034,904  43,545  $(7,733,762)   (323,931)  $3,583,085  143,417

<F1> Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
<F2> Includes exchanges between share classes of the Fund.

5. Investment transactions and other disclosures

The Fund made purchases and sales of investment securities, excluding short-term securities, of $6,531,787,000 and $3,275,472,000, respectively, during the six months ended October 31, 2003.

The Fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended October 31, 2003, the custodian fee of $200,000 includes $5,000 that was offset by this reduction, rather than paid in cash.

6. Investments in affiliates

The Fund owns 5.43%, 5.39% and 5.22% of the outstanding voting securities of Albertson's, Ashland and Crompton, respectively, and therefore, each is considered an "affiliated company" of the Fund under the Investment Company Act of 1940.

Financial highlights<F1>

                                               Income (loss) from
                                                   investment            Dividends
                                                 operations<F3>      and distributions
                                               --------------------  ----------------
                                                        Net
                                                       gains
                                                     (losses)
                                                     on secu-                                                              Ratio
                                           Net        rities         Divi- Distri-Total                          Ratio    of net
                                          asset   Net  (both  Total  ends    bu-  divi-   Net             Net   of ex-    income
                                         value,   in-  real-  from   (from  tions dends  asset          assets, penses    (loss)
                                         begin-  vest- ized  invest-  net   (from  and   value          end of    to        to
                                          ning   ment and un- ment  invest- capi- dis-    end    Total  period  average   average
                                           of   income real-  oper-  ment    tal tribu-   of      re-  (in mil-   net       net
                                         period (loss) ized) ations income)gains) tions period turn<F4> lions)  assets    assets

Class A: Six months ended 10/31/2003<F2> $23.99 $.29  $3.15   $3.44 $(.27)  $.-- $(.27) $27.16  14.37% $51,453 .65%<F5> 2.22%<F5>
         Year ended 4/30/2003             28.37  .55  (4.35)  (3.80) (.54)  (.04) (.58)  23.99 (13.36)  43,701    .67      2.28
         Year ended 4/30/2002             29.80  .50   (.75)   (.25) (.54)  (.64)(1.18)  28.37   (.73)  50,669    .65      1.72
         Year ended 4/30/2001             29.14  .57   3.17    3.74  (.58) (2.50)(3.08)  29.80  13.54   48,700    .65      1.95
         Year ended 4/30/2000             35.31  .61  (3.09)  (2.48) (.58) (3.11)(3.69)  29.14  (6.96)  47,319    .63      1.91
         Year ended 4/30/1999             33.92  .60   3.99    4.59  (.61) (2.59)(3.20)  35.31  14.61   57,018    .61      1.84

Class B: Six months ended 10/31/2003<F2>  23.88  .19   3.13    3.32  (.18)   .--  (.18)  27.02  13.91    2,102 1.41<F5> 1.45<F5>
         Year ended 4/30/2003             28.25  .36  (4.32)  (3.96) (.37)  (.04) (.41)  23.88 (14.01)   1,538   1.45      1.52
         Year ended 4/30/2002             29.71  .25   (.72)   (.47) (.35)  (.64) (.99)  28.25  (1.50)   1,097   1.41       .88
         Year ended 4/30/2001             29.11  .29   3.22    3.51  (.41) (2.50)(2.91)  29.71  12.67      289   1.42       .99
         Period from 3/15/2000            26.93  .02   2.16    2.18   .--    .--   .--   29.11   8.09       34    .17       .08
           to 4/30/2000

Class C: Six months ended 10/31/2003<F2>  23.84  .18   3.13    3.31  (.17)   .--  (.17)  26.98  13.91    1,826 1.49<F5> 1.36<F5>
         Year ended 4/30/2003             28.22  .35  (4.33)  (3.98) (.36)  (.04) (.40)  23.84 (14.10)   1,214   1.51      1.46
         Year ended 4/30/2002             29.70  .21   (.73)   (.52) (.32)  (.64) (.96)  28.22  (1.68)     678   1.51       .72
         Period from 3/15/2001            28.32 (.02)  1.40    1.38   .--    .--   .--   29.70   4.87       36    .23      (.07)
          to 4/30/2001

Class F: Six months ended 10/31/2003<F2>  23.95  .28   3.14    3.42  (.26)   .--  (.26)  27.11  14.33    1,398  .72<F5> 2.13<F5>
         Year ended 4/30/2003             28.33  .53  (4.34)  (3.81) (.53)  (.04) (.57)  23.95 (13.42)     899    .74      2.24
         Year ended 4/30/2002             29.79  .42   (.72)   (.30) (.52)  (.64)(1.16)  28.33   (.89)     444    .78      1.46
         Period from 3/15/2001            28.37  .01   1.41    1.42   .--    .--   .--   29.79   5.01       16    .12       .04
           to 4/30/2001
Class    Six months ended 10/31/2003<F2>  23.97  .28   3.16    3.44  (.27)   .--  (.27)  27.14  14.33      301  .70<F5> 2.15<F5>
529-A:   Year ended 4/30/2003             28.36  .54  (4.35)  (3.81) (.54)  (.04) (.58)  23.97 (13.38)     199    .70      2.29
         Period from 2/15/2002            27.71  .04    .75     .79  (.14)   .00  (.14)  28.36   2.82       49    .16       .14
           to 4/30/2002

Class    Six months ended 10/31/2003<F2>  23.91  .16   3.14    3.30  (.16)   .--  (.16)  27.05  13.82       81 1.61<F5> 1.24<F5>
529-B:   Year ended 4/30/2003             28.34  .32  (4.35)  (4.03) (.36)  (.04) (.40)  23.91 (14.18)      53   1.62      1.36
         Period from 2/19/2002            27.25 (.01)  1.22    1.21  (.12)   .--  (.12)  28.34   4.38       11    .30      (.02 )
           to 4/30/2002

Class    Six months ended 10/31/2003<F2>  23.91  .16   3.14    3.30  (.16)   .--  (.16)  27.05  13.82      106 1.60<F5> 1.25<F5>
529-C:   Year ended 4/30/2003             28.33  .32  (4.34)  (4.02) (.36)  (.04) (.40)  23.91 (14.18)      69   1.61      1.38
         Period from 2/15/2002            27.71 (.01)   .75     .74  (.12)   .--  (.12)  28.33   2.65       15    .32      (.03)
           to 4/30/2002

Class    Six months ended 10/31/2003<F2>  23.92  .23   3.14    3.37  (.22)   .--  (.22)  27.07  14.13       16 1.07<F5> 1.78<F5>
529-E:   Year ended 4/30/2003             28.34  .45  (4.35)  (3.90) (.48)  (.04) (.52)  23.92 (13.73)       9   1.08      1.92
         Period from 3/1/2002             28.59  .01   (.13)   (.12) (.13)   .--  (.13)  28.34   (.44)       1    .17       .04
           to 4/30/2002

Class    Six months ended 10/31/2003<F2>  23.96  .26   3.15    3.41  (.26)   .--  (.26)  27.11  14.25        7  .82<F5> 2.00<F5>
529-F:   Period from 9/16/2002            23.98  .32    .10     .42  (.40)  (.04) (.44)  23.96   1.85        3  .82<F5> 2.25<F5>
           to 4/30/2003

<F1> Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

<F2> Unaudited.

<F3> Year ended 1999 is based on shares outstanding on the last day of the year;
all other periods are based on average shares outstanding.

<F4> Total returns exclude all sales charges, including contingent deferred sales charges.

<F5> Annualized.

Financial highlights<F1>

                                               Income (loss) from
                                                   investment            Dividends
                                                 operations<F3>      and distributions
                                               --------------------  ----------------
                                                        Net
                                                       gains
                                                     (losses)
                                                     on secu-                                                    Ratio     Ratio
                                           Net        rities         Divi- Distri-Total                         of ex-    of net
                                          asset   Net  (both  Total  ends    bu-  divi-   Net             Net   penses    income
                                         value,   in-  real-  from   (from  tions dends  asset          assets,   to      (loss)
                                         begin-  vest- ized  invest-  net   (from  and   value          end of  average     to
                                          ning   ment and un- ment  invest- capi- dis-    end    Total  period    net     average
                                           of   income real-  oper-  ment    tal tribu-   of      re-  (in mil- assets      net
                                         period (loss) ized) ations income)gains) tions period   turn   lions)   <F4>     assets

Class    Six months ended 10/31/20032    $23.92 $.18 $ 3.13  $ 3.31 $(.17)   .--  (.17) $27.06  13.87%   $  13 1.50%<F5>1.36%<F4>
R-1:     Period from 5/29/2002            28.52  .32  (4.46)  (4.14) (.42)  (.04) (.46)  23.92 (14.50)       8 1.51<F5> 1.50<F4>
           to 4/30/2003

Class    Six months ended 10/31/20032     23.88  .18   3.13    3.31  (.19)   .--  (.19)  27.00  13.86      219 1.47<F5> 1.36<F4>
R-2:     Period from 5/31/2002            28.46  .33  (4.40)  (4.07) (.47)  (.04) (.51)  23.88 (14.29)      96 1.47<F5> 1.58<F4>
           to 4/30/2003

Class    Six months ended 10/31/20032     23.93  .22   3.15    3.37  (.24)   .--  (.24)  27.06  14.10      507 1.08<F5> 1.73<F4>
R-3:     Period from 6/4/2002             27.81  .41  (3.74)  (3.33) (.51)  (.04) (.55)  23.93 (11.94)     125 1.09<F5> 1.95<F4>
          to 4/30/2003

Class    Six months ended 10/31/20032     23.95  .28   3.14    3.42  (.26)   .--  (.26)  27.11  14.34      138  .71     2.13<F4>
R-4:     Period from 5/20/2002            28.78  .51  (4.74)  (4.23) (.56)  (.04) (.60)  23.95 (14.66)      71  .73<F5> 2.32<F4>
           to 4/30/2003

Class    Six months ended 10/31/20032     23.99  .32   3.14    3.46  (.30)   .--  (.30)  27.15  14.47      306  .40     2.46<F4>
R-5:     Period from 5/15/2002            28.84  .57  (4.78)  (4.21) (.60)  (.04) (.64)  23.99 (14.57)     230  .41     2.51<F4>
          to 4/30/2003


                                  Six months           Year ended April 30
                               ended October 31,
                                   2003<F2>       2003  2002  2001  2000  1999

Portfolio turnover rate
for all classes of shares             6%           21%   22%   25%   26%   28%

<F1> Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
<F2> Unaudited.
<F3> Based on average shares outstanding.
<F4> Annualized.
<F5> During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.54%, 1.63% and 1.09% for classes R-1, R-2 and R-3, respectively, during the six months ended October 31, 2003, and 1.71%, 1.78%, 1.11% and .74% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended April 30, 2003.

Other share class results                                              unaudited



Class B, Class C, Class F and Class 529


Returns for periods ended September 30, 2003
(the most recent calendar quarter):
                                                                     Life of
                                                             1 year   class

Class B shares
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six
  years of purchase                                          +14.73%  +2.45%/1/
Not reflecting CDSC                                          +19.73%  +3.20%/1/

Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are
  sold within one year of purchase                           +18.60%  -1.59%/2/
Not reflecting CDSC                                          +19.60%  -1.59%/2/

Class F shares/3/
Not reflecting annual asset-based fee charged                +20.52%   0.81%/2/
  by sponsoring firm

Class 529-A shares
Reflecting 5.75% maximum sales charge                        +13.70%  -5.48%/4/
Not reflecting maximum sales charge                          +20.66%  -1.97%/4/

Class 529-B shares
Reflecting applicable CDSC, maximum of 5%, payable only if
  shares are sold within six years of purchase               +14.49%  -4.23%/5/
Not reflecting CDSC                                          +19.49%  -1.84%/5/

Class 529-C shares
Reflecting CDSC, maximum of 1%, payable only if shares are
  sold within one year of purchase                           +18.50%  -2.83%/4/
Not reflecting CDSC                                          +19.50%  -2.83%/4/

Class 529-E shares/3/                                       +20.09%  -4.32%/6/

Class 529-F shares/3/
Not reflecting annual asset-based fee charged
  by sponsoring firm                                         +20.42% +10.29%/7/


/1/ Average annual total return from March 15, 2000, when Class B shares were first sold.

/2/ Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.

/3/ These shares are sold without any initial or contingent deferred sales charge.

/4/ Average annual total return from February 15, 2002, when Class 529-A and Class 529-C shares were first sold.

/5/ Average annual total return from February 19, 2002, when Class 529-B shares were first sold.

/6/ Average annual total return from March 1, 2002, when Class 529-E shares were first sold.

/7/ Average annual total return from September 16, 2002, when Class 529-F shares were first sold.



Offices of the Fund and of the business manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3585
202/842-5665

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065, Santa Ana, CA 92799-5065

P.O. Box 659522, San Antonio, TX 78265-9522

P.O. Box 6007, Indianapolis, IN 46206-6007

P.O. Box 2280, Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Thompson, O'Donnell, Markham,
Norton & Hannon
1212 New York Avenue, NW
Washington, DC 20005-3987

Independent auditors
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Washington Mutual Investors Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.76% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sale charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.84 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.07 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the Fund. As a result, dividends and investment results will differ for each share class.

For information about your account or any of the Fund's services, or for a prospectus for any of the American Funds, please call American Funds Service Company at 800/421-0180 or visit us at americanfunds.com. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of Washington Mutual Investors Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

(logo American Funds)

The right choice for the long term(R)

(Washington Mutual Investors Fund Logo)

Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
202/842-5665

Lit.No. MFGEAR-901-1203

(recycle symbol)

Printed on recycled paper

The Capital Group Companies
American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust



ITEM 2 - Code of Ethics

The Registrant has adopted a code of ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 1101 Vermont Avenue, NW, Suite 600, Washington, DC 20005.


ITEM 3 - Audit Committee Financial Expert

Not applicable to this filing.


ITEM 4 - Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to Registrant.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 10 - Exhibits

(a) Not applicable to this filing.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto. (a)


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                              Washington Mutual Investors Fund, Inc.

                              By  Harry J. Lister, Vice Chairman and PEO

                              Date: January 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By    Harry J. Lister, Vice Chairman and PEO

Date: January 6, 2004



 By   Howard L. Kitzmiller, Senior Vice President, Secretary, and Treasurer

Date: January 6, 2004